12. Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Parties Tables
Compensation
	Base salary			Variable compensation			Stock option plan			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Board of directors (*)	5,797	7,128	4,026	-	-	-	-	-	-	5,797	7,128	4,026
Executive officers	31,408	26,035	33,704	26,813	16,684	13,377	24,405	22,545	5,727	82,626	65,264	52,808
Fiscal Council	456	-	-	-	-	-	-	-	-	456	-	-
	37,661	33,163	37,730	26,813	16,684	13,377	24,405	22,545	5,727	88,879	72,392	56,834
% share-based payment over the total							27.5%	31.1%	10.1%

Related party balances and transactions
	Balances								Transactions
	Trade receivables		Other assets		Trade payables		Other liabilities		Revenues (expenses)
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2015

Controlling shareholders
Casino (i)	-	5	-	1	1	-	4	-	(48)	(64)	(76)
Wilkes Participações	-	-	-	-	-	-	-	-	-	-	(1)
Euris (i)	-	-	-	-	-	-	-	1	(3)	(4)	(6)
Éxito (i)	-	-	-	-	-	-	-	-	(1)	-	-
Helicco Participações(i)	-	-	-	-	-	-	-	-	-	(1)	-
Subsidiaries
Others	-	-	-	1	-	-	-	-	-	-	1
Associates
FIC (ii)	170	54	24	14	22	14	-	-	84	55	34
Other related parties
Instituto Grupo Pão de Açúcar	-	-	-	-	-	-	-	-	-	(1)	(7)
Greenyellow (iii)	-	-	-	-	-	-	149	146	(58)	(26)	(10)
Others	-	-	1	1	-	-	-	-	-	(2)	1
Total	170	59	25	17	23	14	153	147	(26)	(43)	(64)